FIXED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of fixed assets, net
	Computers and Servers	Office furniture and equipment	Leasehold improvements	Total
	USD thousands
Cost

Balance as of January 1, 2020	5,574	724	1,735	8,033

Exchange rate differences	13	14	4	31
Additions	1,768	15	77	1,860
Business combinations	346	411	73	830
Disposals	(18)	(32)	(19)	(69)

Balance as of December 31, 2020	7,683	1,132	1,870	10,685

Exchange rate differences	(2)	10	3	11
Additions	2,010	44	58	2,112
Business combinations (See Note 20)	-	1	-	1
Disposals	(852)	(742)	(1,161)	(2,755)

Balance as of December 31, 2021	8,839	445	770	10,054

Depreciation

Balance as of January 1, 2020	3,439	380	1,082	4,901

Exchange rate differences	35	2	18	55
Disposals	(16)	(31)	(19)	(66)
Additions	1,523	472	508	2,503

Balance as of December 31, 2020	4,981	823	1,589	7,393
Exchange rate differences	(1)	24	(2)	21
Disposals	(852)	(742)	(1,161)	(2,755)
Additions	1,570	164	197	1,931

Balance as of December 31, 2021	5,698	269	623	6,590

Carrying amounts
As of December 31, 2020	2,702	309	281	3,292
As of December 31, 2021	3,141	176	147	3,464